Deconsolidation of dynamic indonesia holdings limited	12 Months Ended
Dec. 31, 2024
Deconsolidation Of Dynamic Indonesia Holdings Limited
Deconsolidation of dynamic indonesia holdings limited

20 Deconsolidation of GEA Holdings Limited and TNG (Asia) Limited

On July 30, 2024, Seamless Group Inc. disposed all of its equity interest in GEA Holdings Limited to L&L Health Holdings Limited, a related company, at a cash consideration of US$1. Upon the disposal of the equity interest, the Company lost control of GEA Holdings Limited and deconsolidated the subsidiary.

On August 30, 2024, Seamless Group Inc. has signed a share buy-back agreement to buy back its own shares from the existing shareholders. Consideration for the sale and purchase of the Sale Shares shall be settled by way of transfer and distribution of 31,240,525 TNG (Asia) Limited Shares. Upon the completion of the sale and purchase, Seamless Group Inc. has disposed off all of the equity interest in TNG (Asia) Limited and deconsolidated the subsidiary.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

20	Deconsolidation of GEA Holdings Limited and TNG (Asia) Limited (Continued)

GEA Holdings Limited and TNG (Asia) Limited both operated under the remittance segment. After the deconsolidation, the Company still continue its remittance segment operation through Tranglo. As the impact of the deconsolidation has only an impact to remittance revenue and total revenue of the group of only approximately 19% and 10% respectively, the financial impact of deconsolidation is not considered to be material. The transaction does not meet the criteria for discontinued operations under ASC 205-20 as the divested business does not represent a strategic shift that will have a major effect on the Company’s operations and financial results.

The Company recognized a gain on sale of US$20.5 million, calculated as the difference between the sale proceeds of $Nil and the carrying amount of net liabilities sold of US$20.4 million. This gain is presented within “Other Income” in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

The statement of operations of the divested entities from the start of the year up to before divestiture are as follows:

US$‘M
Revenue	5.6
Cost of revenue	(4.5)
Gross profit	1.1

General and administrative expenses	(3.7)
Loss from operations	(2.6)

Finance costs, net	(1.8)
Other income	(5.5)
Loss before income tax	(9.9)
Income tax expense	-
Net loss	(9.9)

The major classes of assets and liabilities divested of are as follows:

Assets/(Liabilities)
US$‘M
Assets
Intangible assets	-
Deposits, prepayments and other receivables	1.2
Restricted cash	4.6
Amount due to related companies	19.7
Other assets	2.1

Liabilities
Loan	(7.4)
Accruals and other payables	(3.6)
Client Money Payable	(4.2)
Amount due to related companies	(31.8)
Other liabilities	(1.0)
(20.4)

No significant continuing involvement exists with the divested subsidiaries.